Description of the Plan - Schedule of Vested and Nonforfeitable Right in the Bank's Profit Sharing Contributions (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
Less than 1 year [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	0.00%
1 year [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	20.00%
2 years [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	40.00%
3 years [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	60.00%
4 years [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	80.00%
5 years or more [Member]
EBP, Description of Plan [Line Items]
EBP, participant account, vested and nonforfeitable right (as a percentage of bank's profit sharing contributions)	100.00%